INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses (Details) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale fixed maturity securities	$ 5,871	$ 11,882	$ 2,001
Gross realized gains	45	41	34
Gross realized losses	$ (145)	$ (204)	$ (19)